Overview and Summary of Significant Accounting Policies (Financial Statement Presentation) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2010
Overview and Summary of Significant Accounting Policies [Abstract]
Goodwill	$ 2,568.1	$ 0